Note 27 - Earnings (Loss) Per Share - Components of Earning Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
BASIC EARNINGS (LOSS) PER SHARE
Earnings (loss) from continuing operations available to shareholders		$ (219,864)	$ 515,221
Dividend to preferred shareholders - net of tax		8,959	8,364
Earnings (loss) from continuing operations available to shareholders - net		$ (228,823)	$ 506,857
Basic weighted average shares outstanding (in shares)		149,138,797	147,039,737
Basic earnings (loss) per share from continuing operations available to shareholders (in CAD per share)		$ (1.54)	$ 3.45
Basic earnings (loss) per share available to shareholders (in CAD per share)		$ (1.68)	$ 3.42
DILUTED EARNINGS (LOSS) PER SHARE
Earnings (loss) from continuing operations available to shareholders		$ (228,823)	$ 506,857
Increase (decrease) through conversion of convertible instruments, equity			22,407
Adjusted earnings (loss) from continuing operations available to shareholders		$ (228,823)	$ 529,264
Basic weighted average shares outstanding (in shares)		149,138,797	147,039,737
Restricted share and performance bonus grants (in shares)	[1]	2,409,990	2,924,587
Deferred share grants (in shares)	[1]	142,928	95,536
Convertible debentures (in shares)	[1]	39,574,831	49,979,055
Shares outstanding on a diluted basis (in shares)		191,266,546	200,038,915
Diluted earnings (loss) from continuing operations per share available to shareholders (in CAD per share)		$ (1.54)	$ 2.65
Diluted earnings (loss) per share available to shareholders (in CAD per share)		$ (1.68)	$ 2.62

[1]	The assumed conversion into shares results in an anti-dilutive position; therefore, these items have not been included in the computation of diluted earnings (loss) per share.